Subsequent events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent events
14. Subsequent events
The Company has evaluated subsequent events from the balance sheet date through the date at which the consolidated financial statements were available to be issued and determined there are no other items requiring disclosure beyond those disclosed below.